ORGANIZATION (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Jan. 11, 2022	Aug. 11, 2021	Jul. 09, 2021	Jul. 02, 2021	Jun. 24, 2021	May 12, 2021	Feb. 08, 2021	Oct. 01, 2017	Aug. 24, 2017	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2022	Aug. 07, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued	$ 44,571		$ 158,810	$ 108,804	$ 235,200	$ 183,600				$ 60,933	$ 701,571	$ 1,432,234	$ 1,589,786
Promissory note payment														$ 140,000
Common stock value										$ 126		$ 115	$ 16
Common stock, shares issued										1,264,165		1,147,827	164,677
Debt face amount	$ 30,000		$ 41,000	$ 35,340	$ 114,660	$ 60,000
Stockholders' Equity, Reverse Stock Split											reverse stock split of 1 share for 1,500 shares
Mirabile Corporate Holdings, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership interest percentage															7.50%
Georgia Limited Liability Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									56,667
Compaction And Recycling Equipment Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, percentage of voting interests acquired								100.00%
Number of common stock issued								$ 902,700
Cash								586,890
Compaction And Recycling Equipment Inc [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory note payment								315,810
Compaction And Recycling Equipment Inc [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory note payment								$ 315,810
Columbia Financial Services Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, percentage of voting interests acquired								100.00%
Number of common stock issued								$ 597,300
Cash								418,110
Columbia Financial Services Inc [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory note payment								$ 179,190
Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' Equity, Reverse Stock Split									reverse stock split of 1 share for 1,500 shares
Agreement [Member] | Mirabile Corporate Holdings, Inc. [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership interest percentage															7.50%
Agreement [Member] | St. James Capital Management, LLC. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited									2,000
Stockholders' Equity, Reverse Stock Split									reverse stock split of 1 share for 1000 shares and the June 20, 2023 reverse stock split of 1 share for 1,500 shares
Asset Purchase Agreement [Member] | DG Research, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross							$ 160,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross							1,333
Remitted amount							$ 50,000
Proceeds from notes payable							$ 110,000
Debt maturity date							Apr. 09, 2021
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Held in escrow		$ 50,000
Common stock value		$ 1,300,000
Common stock, shares issued		667
Amended Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Held in escrow		$ 50,000
Common stock value		$ 1,000,000
Common stock, shares issued		1,333
Amended Agreement [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt maturity date		Dec. 18, 2021
Debt face amount		$ 186,537.92
Debt interest rate		7.00%